Consolidated Statement of Changes in Equity - AUD ($)	Issued Capital	Reserves	Accumulated Losses	Total
Balance at Jun. 30, 2020	$ 62,426,991	$ 1,133,345	$ (57,916,423)	$ 5,643,913
Loss after income tax expense for the year			(8,384,465)	(8,384,465)
Other comprehensive income for the period		(14,953)		(14,953)
Total comprehensive loss for the period		(14,953)	(8,384,465)	(8,399,418)
Transactions with owners in their capacity as owners
Shares issued, net of costs	24,386,005			24,386,005
Options/warrants issued/expensed		3,003,060		3,003,060
Options/warrants exercised	1,329,307	(213,722)		1,115,585
Options/warrants forfeited		(368,000)	368,000
Shares issued to directors	145,912			145,912
Transfer to share capital	73,088	(73,088)
Balance at Jun. 30, 2021	88,361,303	3,466,642	(65,932,888)	25,895,057
Loss after income tax expense for the year			(2,854,254)	(2,854,254)
Other comprehensive income for the period		6,708		6,708
Total comprehensive loss for the period		6,708	(2,854,254)	(2,847,546)
Transactions with owners in their capacity as owners
Shares issued, net of costs	74,960			74,960
Options/warrants issued/expensed		54,930		54,930
Options/warrants lapsed/expired		(361,861)	361,861
Balance at Jun. 30, 2022	88,436,263	3,166,419	(68,425,281)	23,177,401
Loss after income tax expense for the year			(3,786,507)	(3,786,507)
Other comprehensive income for the period		(1,012)		(1,012)
Total comprehensive loss for the period		(1,012)	(3,786,507)	(3,787,519)
Transactions with owners in their capacity as owners
Options/warrants issued/expensed		104,753		104,753
Options/warrants lapsed/expired		(156,392)	156,392
Performance rights issued/expensed		122,201		122,201
Balance at Jun. 30, 2023	$ 88,436,263	$ 3,235,969	$ (72,055,396)	$ 19,616,836